Description of Business and Organization - Summary of Total Consideration (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Share based compensation	$ 57.9	$ 14.8	$ 12.2
Business combination shares issued	106,565,335
Business combination shares par value	$ 35.50
Post combination expense associated with accelerated vesting and recognition	$ 9.8
Tim Hortons [Member]
Business Acquisition [Line Items]
Share based compensation	$ 13.9
Business combination shares issued	106,565,335
Tim Hortons [Member]
Business Acquisition [Line Items]
Post combination expense associated with accelerated vesting and recognition	$ 4.9